Stock-Based Compensation - Schedule of Assumptions Used to Calculate Fair Value of Options (Detail)	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Awards Subject To Market Condition
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate	1.80%	2.41%
Volatility	70.00%	73.00%
Expected term	6 years 6 months	10 years
Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate, Minimum		1.70%	1.80%	1.18%	0.81%
Risk-free interest rate, Maximum		2.00%	1.98%	1.98%	1.12%
Volatility, Minimum		66.00%	66.00%	68.00%	68.00%
Volatility, Maximum		71.00%	67.00%	69.00%	71.00%
Employees | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term		5 years 7 months 6 days	5 years 10 months 24 days	5 years 6 months	5 years 9 months 18 days
Employees | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term		6 years 4 months 24 days	6 years 4 months 24 days	6 years 7 months 6 days	6 years 1 month 6 days